CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues, net	$ 1	$ 19	$ 5	$ 52	$ 9	$ 64
Cost of goods sold	1	17	10	37	19	237
Gross deficit		2	(5)	15	(10)	(173)
Operating expenses:
Research and development	365	2,973	1,141	5,146	2,217	5,702	$ 2,519
Sales and marketing	378	895	1,307	2,002	2,388	5,109	2,299
General and administrative	401	1,169	1,118	2,362	2,144	4,174	2,953
Total operating expenses	1,144	5,037	3,566	9,510	6,749	14,985	7,771
Loss from operations	(1,144)	(5,035)	(3,571)	(9,495)	(6,759)	(15,158)	(7,771)
Other income (expense), net		1		2	(436)	(436)	40
Loss before income taxes	(1,144)	(5,034)	(3,571)	(9,493)	(7,195)	(15,594)	(7,807)
Interest expense							(76)
Provision for income taxes				2		4
Net and comprehensive loss	(1,144)	(5,034)	(3,571)	(9,495)	(7,195)	(15,598)	(7,807)
Accretion on Series A convertible redeemable preferred stock	(43)		(79)		(202)	(202)	(163)
Deemed dividend on Series A convertible redeemable preferred stock	(50)		(85)		(201)	(201)	(159)
Net loss available to common stockholders	$ (1,237)	$ (5,034)	$ (3,735)	$ (9,495)	$ (7,598)	$ (16,001)	$ (8,129)
Basic and diluted net loss available to common stockholders per share	$ (0.11)	$ (0.18)	$ (0.24)	$ (0.35)	$ (0.56)	$ (0.89)	$ (0.80)
Shares used in computing basic and diluted net loss per share	11,408,000	28,674,000	15,443,000	27,459,000	13,616,000	17,950,000	10,217,000